Other Liabilities - Schedule of detailed information about other liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Liabilities [Abstract]
Pension and post-employment healthcare plans	[1]	R$ 783,184	R$ 98,792
Deferred revenue from performance obligations with customers	[2]	422,353	76,250
Provisions for incentives to consultants	[3]	292,034
Provisions for operating expenses (marketing / technology, etc.)	[4]	535,276	156,895
Discontinued operations	[5]	153,140
Provision for store renovation		99,702	15,997
Crer para Ver	[6]	75,508	51,543
Provisions for rentals	[7]	70,598	26,568
Provision for restructuring	[8]	68,954	3,401
Long-term incentives	[9]	52,745	3,022
Provisions for apportionment of benefits and partnerships payable		10,005	7,860
Other provision	[10]	373,891	67,846
Carbon credit		5,560	4,519
Exclusivity contract		3,000	5,400
Total		2,945,950	518,093
Current		1,832,811	396,391
Noncurrent		R$ 1,113,139	R$ 121,702

[1]	As of December 31, 2020, Avon's pension and post-retirement plans amounts to R$ 648,990 and Natura's post-employment healthcare plans amounts to R$ 134,194 (R$ 98,792 as of December 31, 2019).
[2]	Refers to the deferral of revenue related performance obligations of loyalty programs based on points, sale of gift cards not yet converted into products and programs and events to honor direct selling consultants, of which R$ 318,686 related Avon and R$ 103,667 related to Natura.
[3]	Provision for incentive and recognition programs for consultants.
[4]	Refers to the Group's operating provisions mainly due to spending on provision of technology services, marketing and advertising, etc., to comply with the accrual basis.
[5]	As of December 17, 2015, Avon has contracts that resulted in the separation of operations in the United States, Canada and Puerto Rico. These transactions were closed on March 1st, 2016. From that date, contingent liabilities prior to this transaction and related operations in the United States, Canada and Puerto Rico, are treated as discontinued operations. During the year ended December 31, 2020, Avon recorded R$ 143,112 as administrative expenses related to these provisions.
[6]	Refers to Social program contribution for developing the quality of education.
[7]	Refers to the (grace) period granted by lessors for the start of payment of rental of certain retail stores, for rental agreements that were not included in the initial measurement of lease liabilities / right-of-use of the subsidiary The Body Shop, in accordance with the exceptions permitted under IFRS 16.
[8]	Provision for costs directly related to the plan for changes in the organizational structure, mainly of Avon and The Body Shop organizational structures.
[9]	Refers substantially to the variable remuneration plans for Avon executives.
[10]	Refers to provisions for insurance coverage, indemnities and long-term contractual obligations.